Fair Value (Nonrecurring Fair Value Measurements) (Narrative) (Details) (Private Equity And Debt Funds [Member])	12 Months Ended
Dec. 31, 2014
Minimum
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Liquidation period	2 years
Maximum
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Liquidation period	10 years